UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8342

 NAME OF REGISTRANT:                     Global Macro Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Global Macro Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  933092443
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2009
          Ticker:  PPR
            ISIN:  US44977W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       ROBERT W. CRISPIN                                         Mgmt          For                            For
       PETER S. DROTCH,                                          Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Macro Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/25/2009